Goodwill and Intangible assets - Schedule of Estimated Amortization Expense Related to the Existing Intangible Assets (Details) - Dec. 31, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Goodwill and Intangible assets
For the year ending December 31, 2026	¥ 4,128	$ 590
2027	1,524	218
2028	1,035	148
2029	1,030	147
2030	¥ 1,030	$ 147